Significant Risks	12 Months Ended
Dec. 31, 2024
Significant Risks
Significant Risks

3. Significant Risks

Currency risk

The function currencies of the Group are primarily the currency of the country in which the entities operate and these consolidated financial statements are presented in US$. The Group’s business activities and its assets and liabilities are predominately denominated are US$. The Group is not exposed to significant foreign currency risk as majority of the operations and transactions are denominated in the functional currency.

Concentration and credit risks

Financial instruments that potentially subject the Group to the credit risks consist of cash, restricted cash, accounts receivable and other assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

The Group deposits its cash and restricted cash with reputable banks located in Singapore and Korea. As of December 31, 2024 and 2023, $4,324,956 and $4,064,850 were deposited with these banks, respectively. Balances maintained with banks in Singapore are insured under the Deposit Insurance Scheme introduced by the Singapore Deposit Insurance Corporation Limited. The maximum insured amount was SG$75,000 (equivalent to $56,117) until March 31, 2024, after which it was increased to SG$100,000 (equivalent to $74,822) commenced from April 1, 2024, for each depositor at one bank, whilst the balances maintained by the Group may at times exceed the insured limits. Cash balances maintained with banks in Singapore are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. The Group has not experienced any losses in these bank accounts and management believes that the Group is not exposed to any significant credit risk on cash and restricted cash. Balances maintained with bank in Korea are insignificant and hence is not exposed to significant credit risk.

Assets that potentially subject the Company to significant credit risks primarily consist of accounts receivable and other assets. The Group performs regular and ongoing credit assessments of the counterparts’ financial conditions and credit histories. The Group also assesses historical collection trends, aging of receivables and general economic conditions. The Group considers that it has adequate controls over these receivables in order to minimize the related credit risk. As of December 31, 2024, and 2023, the balances of allowance for expected credit losses were $12,148 and $13,881, respectively.

For the years ended December 31, 2024, 2023 and 2022, most of the Group’s assets were located in Singapore. At the same time, the Group considers that it is exposed to the following concentrations of risk:

(a)	Major customers

For the year ended December 31, 2024, there was one customer accounting for 10% or more of the Group’s revenues and it accounted for 13% of the Group’s total revenues for that year. For the year ended December 31, 2023, no customer accounted for 10% or more of the Group’s revenues. For the year ended December 31, 2022, there were four customers accounting for 10% or more of the Group’s revenues. Revenues from these four customers for the year ended December 31, 2022 represented 38%, 15%, 11%, and 11% of the Group’s total revenues for that year.

As of December 31, 2024, there was one customer whose receivables accounted for 10% or more of the Group’s total balances of accounts receivable and it accounted for approximately 12% of the total balances of receivables from customers. As of December 31, 2023, there was one customer whose receivables accounted for 10% or more of the Group’s total balances of accounts receivable and it accounted for approximately 15% of the total balances of receivables from customers.

(b)	Major vendors

For the year ended December 31, 2024, one vendor accounted for 10% or more of the Group’s cost of revenues. Cost of revenues charged by the vendor for the year ended December 31, 2024 represented 17% of the Group’s cost of revenues for that year. For the year ended December 31, 2023, one vendor accounted for 10% or more of the Group’s cost of revenues. Cost of revenues charged by the vendor for the year ended December 31, 2023 represented 13% of the Group’s cost of revenues for that year. For the year ended December 31, 2022, two vendors accounted for 10% or more of the Group’s cost of revenues. Cost of revenues charged by these two vendors for the year ended December 31, 2022 represented 60% and 25% of the Group’s cost of revenues for that year, respectively.

As of December 31, 2024, there were three vendors whose payables accounted for 10% or more of the Group’s total balances of accounts payable and they accounted for approximately 16%, 12% and 11% of the total balance of accounts payables, respectively. As of December 31, 2023, there were two vendors whose payables accounted for 10% or more of the Group’s total balances of accounts payable and they accounted for approximately 28% and 12% of the total balance of accounts payables, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group is exposed to floating interest rate risk on bank deposits and bank borrowings, particularly during periods when the interest rate is expected to significant changes. Nevertheless, given the amounts of bank deposits and bank borrowings in question, the Group considers its interest rate risk not material, and the Group has not used any derivatives to manage or hedge its interest rate risk exposure.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements